INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax Benefit (Provision)	The income tax benefit (provision) consists of the following:

	2015	2014

Current	$(1,468,000)	$(1,582,000)
Deferred	346,000	(211,000)
Change in valuation allowance	1,122,000	1,793,000

	$—	$—

Schedule of Reconciliation of Statutory Federal Rate to Effective Income Tax Rate

The reconciliation of the statutory federal rate to the Company’s effective income tax rate is as follows:

	2015		2014

	Amount	%	Amount	%
Income tax benefit at U.S.
federal income tax rate	$(1,647,000)	(34)	$(1,503,000)	(34)
State tax, net of federal tax effect	(436,000)	(9)	(398,000)	(9)
Non-deductible share-based compensation	961,000	20	91,000	2
Other non-deductible	—	—	17,000	—
Change in valuation allowance	1,122,000	23	1,793,000	41

	$—	—	$—	—

Schedule of Components of Deferred Tax Assets

The components of deferred tax assets as of December 31, 2015 and 2014 are as follows:

	2015	2014

Deferred tax asset for NOL carryforwards	$13,043,000	$11,574,000
Share-based compensation	3,217,000	3,564,000
Accrued expenses	—	—
Valuation allowance	(16,260,000)	(15,138,000)

	$—	$—